S000068275 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Franklin Templeton Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.76%	9.69%	10.56%	(13.08%)	9.22%